ALPHA SELECT FUNDS

                            TARGET SELECT EQUITY FUND

                        SUPPLEMENT DATED OCTOBER 30, 2001
                    TO THE PROSPECTUS DATED JANUARY 31, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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Mercury Advisors has resigned as a Sub-Adviser to the Target Select Equity Fund, effective October 31, 2001. Accordingly, all references in the prospectus to Mercury Advisors are hereby deleted.

The assets managed by Mercury Advisors will be allocated by the Adviser to Turner Investment Partners, Inc., one of the current Sub-Advisers to the Fund. The Adviser may, consistent with the Investment Advisers' Act of 1940, appoint new sub-advisers to manage the assets that had been managed by Mercury Advisors.

The Prospectus is hereby amended to reflect the addition of this information.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALP-FS-00103